DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.1%
Australia - 5.4%
AGL Energy Ltd.	3,711	$40,618
Aurizon Holdings Ltd.	11,245	36,176
BHP Group Ltd.	17,121	480,010
Coca-Cola Amatil Ltd.	2,950	19,853
Crown Resorts Ltd.	2,206	14,699
Fortescue Metals Group Ltd.	9,718	125,197
Insurance Australia Group Ltd.	13,544	47,779
Medibank Pvt Ltd.	15,636	31,569
Qantas Airways Ltd.	5,284	15,397
Treasury Wine Estates Ltd.	4,208	28,786
Wesfarmers Ltd.	6,535	229,662

(Cost $981,447)		1,069,746

Belgium - 0.1%
Proximus SADP
(Cost $25,705)	895	17,757

Brazil - 0.3%
BB Seguridade Participacoes SA	4,052	19,485
Cielo SA	7,460	6,201
Engie Brasil Energia SA	1,157	8,991
Hypera SA	2,220	12,808
Porto Seguro SA	587	5,656

(Cost $63,076)		53,141

Canada - 9.6%
BCE, Inc.	892	38,379
Canadian Imperial Bank of Commerce	2,577	204,823
Canadian Tire Corp. Ltd., Class A	339	35,501
Great-West Lifeco, Inc.	1,566	31,982
iA Financial Corp., Inc.	625	22,521
IGM Financial, Inc.	491	11,995
Inter Pipeline Ltd.	2,462	26,019
Keyera Corp.	1,274	23,291
Magna International, Inc.	1,694	82,584
Manulife Financial Corp.	11,241	165,990
Pembina Pipeline Corp.	3,137	77,766
Power Corp. of Canada	3,218	64,313
Royal Bank of Canada	8,278	631,071
Shaw Communications, Inc., Class B	2,779	52,020
Sun Life Financial, Inc.(a)	3,392	141,725
TC Energy Corp.	5,422	253,799
TELUS Corp.	2,403	44,300

(Cost $2,008,679)		1,908,079

Chile - 0.2%
Cia Cervecerias Unidas SA	937	6,175
Enel Americas SA	197,234	28,450
Enel Chile SA	166,595	12,845

(Cost $56,165)		47,470

China - 6.7%
Beijing Capital International Airport Co. Ltd., Class H	8,671	6,131
China Construction Bank Corp., Class H	555,273	393,341
China Fortune Land Development Co. Ltd., Class A	2,210	5,421
China Medical System Holdings Ltd.	7,577	8,554
China Pacific Insurance Group Co. Ltd., Class H	16,102	44,773
China Petroleum & Chemical Corp., Class A	8,900	5,237
China Petroleum & Chemical Corp., Class H	142,023	65,604
China Shenhua Energy Co. Ltd., Class A	1,500	3,539
China Shenhua Energy Co. Ltd., Class H	20,688	34,542
China Telecom Corp. Ltd., Class H	76,485	25,067
China Vanke Co. Ltd., Class A	3,900	15,528
China Vanke Co. Ltd., Class H	9,236	28,720
China Yangtze Power Co. Ltd., Class A	8,100	22,825
CIFI Holdings Group Co. Ltd.	16,106	13,716
CNOOC Ltd.	103,697	118,012
Country Garden Holdings Co. Ltd.	43,503	53,943
CRRC Corp. Ltd., Class H	24,626	11,121
Daqin Railway Co. Ltd., Class A	5,300	5,123
Dongfeng Motor Group Co. Ltd., Class H	14,543	10,095
Fuyao Glass Industry Group Co. Ltd., Class A	800	3,385
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,712	8,731
Gemdale Corp., Class A	1,900	3,972
Guangzhou Automobile Group Co. Ltd., Class H	18,594	15,979
Hengan International Group Co. Ltd.	3,729	29,398
Huaxin Cement Co. Ltd., Class A	600	2,449
Huayu Automotive Systems Co. Ltd., Class A	900	3,269
Industrial & Commercial Bank of China Ltd., Class H	352,481	197,386
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,200	4,373
Jiangsu Expressway Co. Ltd., Class H	7,095	7,104
Logan Group Co. Ltd.	8,797	16,390
PICC Property & Casualty Co. Ltd., Class H	39,781	30,746
Postal Savings Bank of China Co. Ltd., Class H, 144A	58,022	27,476
RiseSun Real Estate Development Co. Ltd., Class A	2,000	2,406
SAIC Motor Corp. Ltd., Class A	2,700	7,356
Seazen Holdings Co. Ltd., Class A	900	4,717
Shanghai International Port Group Co. Ltd., Class A	4,800	3,112
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,040	5,188
Shenergy Co. Ltd., Class A	3,400	2,844
Shenzhen Expressway Co. Ltd., Class H	3,788	3,431

Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,000	3,132
Sinopec Shanghai Petrochemical Co. Ltd., Class H	22,673	4,681
Sinotruk Hong Kong Ltd.	4,227	10,990
Wanhua Chemical Group Co. Ltd., Class A	1,280	13,697
Want Want China Holdings Ltd.	28,415	19,505
Weichai Power Co. Ltd., Class A	2,100	4,544
Weichai Power Co. Ltd., Class H	11,194	22,619
Youngor Group Co. Ltd., Class A	2,900	3,256
Yuzhou Group Holdings Co. Ltd.	12,491	5,834
Zhejiang Expressway Co. Ltd., Class H	9,518	6,423

(Cost $1,680,654)		1,345,685

Colombia - 0.1%
Ecopetrol SA
(Cost $23,560)	28,161	16,446

Cyprus - 0.2%
Polymetal International PLC
(Cost $15,728)	1,372	36,638

Denmark - 0.2%
Pandora A/S
(Cost $29,133)	585	42,818

Egypt - 0.0%
Eastern Co. SAE
(Cost $7,675)	8,172	6,558

Finland - 1.0%
Elisa OYJ	833	49,104
Fortum OYJ	2,587	54,809
UPM-Kymmene OYJ	3,061	93,021

(Cost $204,420)		196,934

France - 6.5%
Faurecia SE*	443	19,343
Sanofi	6,570	666,857
Sodexo SA	518	37,146
TOTAL SE	14,358	568,375

(Cost $1,457,979)		1,291,721

Germany - 8.0%
Allianz SE	2,410	523,184
Bayer AG	5,680	377,283
Hannover Rueck SE	342	58,326
HOCHTIEF AG	147	13,062
METRO AG	1,043	10,343
Siemens AG	4,446	614,987

(Cost $1,543,285)		1,597,185

Greece - 0.1%
Motor Oil Hellas Corinth Refineries SA	401	5,635
OPAP SA	995	9,139

(Cost $21,059)		14,774

Hong Kong - 7.0%
Beijing Enterprises Holdings Ltd.	2,841	9,036
BOC Hong Kong Holdings Ltd.	21,883	62,118
Bosideng International Holdings Ltd.	17,049	4,884
China Everbright International Ltd.	22,237	13,428
China Merchants Port Holdings Co. Ltd.	9,112	10,429
China Mobile Ltd.	35,753	249,805
China Overseas Land & Investment Ltd.	21,867	63,343
China Resources Cement Holdings Ltd.	13,492	19,672
China Resources Land Ltd.	18,943	87,625
China State Construction International Holdings Ltd.	12,324	9,557
CK Asset Holdings Ltd.	15,155	82,324
CK Hutchison Holdings Ltd.	15,628	102,336
CK Infrastructure Holdings Ltd.	3,891	20,584
CLP Holdings Ltd.	9,478	93,127
Guangdong Investment Ltd.	17,797	27,786
Hang Lung Properties Ltd.	11,930	33,634
Hang Seng Bank Ltd.	4,521	71,110
Henderson Land Development Co. Ltd.	8,196	32,307
HKT Trust & HKT Ltd.(b)	22,355	31,960
Jardine Matheson Holdings Ltd.	1,300	54,600
Kerry Properties Ltd.	3,884	10,098
Kingboard Holdings Ltd.	4,407	14,187
Kingboard Laminates Holdings Ltd.	5,947	7,497
Lee & Man Paper Manufacturing Ltd.	7,638	4,573
New World Development Co. Ltd.	8,883	46,133
Power Assets Holdings Ltd.	7,893	45,218
Shimao Group Holdings Ltd.	7,228	32,549
Sino Land Co. Ltd.	18,801	21,906
Sun Hung Kai Properties Ltd.	7,554	101,563
Wharf Real Estate Investment Co. Ltd.	9,667	40,226

(Cost $1,585,672)		1,403,615

India - 0.5%
Bajaj Auto Ltd.	394	15,881
Bharat Petroleum Corp. Ltd.	3,822	21,175
Bharti Infratel Ltd.	1,734	4,677
GAIL India Ltd.	9,566	12,431
Hero MotoCorp Ltd.	574	23,442
Hindustan Petroleum Corp. Ltd.	3,965	10,857
Indian Oil Corp. Ltd.	10,940	12,752

(Cost $111,701)		101,215

Indonesia - 1.0%
PT Adaro Energy Tbk	80,014	5,961
PT Bank Mandiri Persero Tbk	108,452	44,312
PT Bank Rakyat Indonesia Persero Tbk	322,893	77,827
PT Gudang Garam Tbk*	2,827	9,221
PT Telekomunikasi Indonesia Persero Tbk	289,010	56,760
PT United Tractors Tbk	9,363	14,788

(Cost $209,108)		208,869

Israel - 0.2%
Bank Leumi Le-Israel BM
(Cost $44,743)	8,452	43,373

Italy - 1.1%
Assicurazioni Generali SpA	6,308	98,110
Snam SpA	11,916	61,137
Terna Rete Elettrica Nazionale SpA	8,172	59,207

(Cost $214,731)		218,454

Japan - 11.6%
Amada Co. Ltd.	1,900	16,914
Asahi Kasei Corp.	7,300	61,266
Bridgestone Corp.	3,100	98,252
Canon, Inc.	5,770	99,681
Dai-ichi Life Holdings, Inc.	6,200	93,867
Daito Trust Construction Co. Ltd.	400	35,460
Daiwa House Industry Co. Ltd.	3,200	85,715
Isuzu Motors Ltd.	3,100	30,665
ITOCHU Corp.	7,800	200,323
Japan Tobacco, Inc.	6,909	129,163
Komatsu Ltd.	5,000	108,633
Kuraray Co. Ltd.	1,800	18,417
Marubeni Corp.	9,700	58,505
Mitsubishi Chemical Holdings Corp.	7,600	44,420
Mitsubishi Gas Chemical Co., Inc.	900	16,074
MS&AD Insurance Group Holdings, Inc.	2,578	71,497
NGK Spark Plug Co. Ltd.	900	15,489
Nikon Corp.	1,800	14,122
Nippon Telegraph & Telephone Corp.	7,400	168,279
NSK Ltd.	2,100	16,100
NTT DOCOMO, Inc.	6,600	184,161
Pola Orbis Holdings, Inc.	600	10,869
Seiko Epson Corp.	1,600	19,101
Sekisui House Ltd.	3,675	72,637
SoftBank Corp.(a)	11,000	144,443
Sompo Holdings, Inc.	2,000	75,063
Subaru Corp.	3,548	73,690
Sumitomo Chemical Co. Ltd.	8,900	28,955
Sumitomo Electric Industries Ltd.	4,400	51,823
Sumitomo Heavy Industries Ltd.	700	15,928
T&D Holdings, Inc.	3,000	31,402
Tokio Marine Holdings, Inc.	3,700	170,616
Tosoh Corp.	1,500	22,278
Yamaha Motor Co. Ltd.	1,700	26,788
Yokohama Rubber Co. Ltd.	700	10,964

(Cost $2,457,137)		2,321,560

Luxembourg - 0.2%
Aroundtown SA*
(Cost $36,925)	6,717	36,808

Malaysia - 0.7%
HAP Seng Consolidated Bhd	4,182	7,228
Maxis Bhd	13,600	16,325
MISC Bhd	7,700	14,067
Petronas Gas Bhd	4,600	18,221
Public Bank Bhd	16,900	66,618
Sime Darby Bhd	15,600	8,202

(Cost $123,577)		130,661

Mexico - 0.5%
Coca-Cola Femsa SAB de CV	2,895	12,143
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,070	16,096
Grupo Mexico SAB de CV, Series B	18,200	48,564
Kimberly-Clark de Mexico SAB de CV, Class A	8,679	13,943

(Cost $79,374)		90,746

Netherlands - 0.3%
NN Group NV
(Cost $52,266)	1,692	63,843

New Zealand - 0.2%
Spark New Zealand Ltd.
(Cost $27,785)	10,986	35,865

Norway - 0.7%
Equinor ASA	5,723	93,383
Mowi ASA	2,561	50,420

(Cost $171,465)		143,803

Peru - 0.4%
Credicorp Ltd.	397	51,801
Southern Copper Corp.	500	24,050

(Cost $71,902)		75,851

Philippines - 0.1%
Aboitiz Power Corp.	8,900	4,892
Globe Telecom, Inc.	167	7,192
International Container Terminal Services, Inc.	5,450	11,802

(Cost $20,510)		23,886

Poland - 0.3%
Polski Koncern Naftowy ORLEN SA	1,746	24,101
Powszechna Kasa Oszczednosci Bank Polski SA*	5,100	29,987

(Cost $57,530)		54,088

Portugal - 0.6%
EDP - Energias de Portugal SA	16,125	81,806
Galp Energia SGPS SA	2,919	31,321

(Cost $109,903)		113,127

Qatar - 0.4%
Industries Qatar QSC	10,554	28,581
Masraf Al Rayan QSC	21,369	24,473
Qatar Electricity & Water Co. QSC	2,939	13,884
Qatar Fuel QSC	2,833	14,317

(Cost $69,471)		81,255

Russia - 2.9%
Alrosa PJSC	14,562	12,907
Gazprom PJSC	68,377	166,828
Inter RAO UES PJSC	221,425	15,545
LUKOIL PJSC	2,400	161,035
Magnitogorsk Iron & Steel Works PJSC	12,182	6,176
MMC Norilsk Nickel PJSC	364	94,599

Mobile TeleSystems PJSC, ADR	2,584	24,083
Novolipetsk Steel PJSC	6,892	14,353
PhosAgro PJSC, GDR	776	9,250
Severstal PAO	1,208	15,154
Tatneft PJSC	8,312	61,102

(Cost $606,337)		581,032

Saudi Arabia - 2.5%
Advanced Petrochemical Co.	637	9,358
Al Rajhi Bank	7,123	123,261
Arab National Bank	3,370	18,654
Bank AlBilad	2,137	13,687
Bank Al-Jazira	2,466	8,587
Banque Saudi Fransi	3,518	29,970
Jarir Marketing Co.	342	14,900
National Commercial Bank	8,547	84,776
Riyad Bank	7,810	39,941
Samba Financial Group	5,698	41,856
Saudi British Bank	4,124	29,524
Saudi Telecom Co.	3,488	89,282

(Cost $545,396)		503,796

Singapore - 1.2%
Oversea-Chinese Banking Corp. Ltd.	19,300	123,073
Singapore Exchange Ltd.	4,541	28,757
Singapore Telecommunications Ltd.	46,646	78,910

(Cost $299,725)		230,740

South Africa - 1.3%
Absa Group Ltd.	4,149	18,919
Exxaro Resources Ltd.	1,567	12,689
FirstRand Ltd.	27,560	61,574
Kumba Iron Ore Ltd.	353	11,064
Mr Price Group Ltd.	1,378	9,426
Old Mutual Ltd.	27,716	18,307
Remgro Ltd.	2,964	15,382
Sanlam Ltd.	10,928	35,465
SPAR Group Ltd.	1,125	10,735
Standard Bank Group Ltd.	7,554	47,082
Vodacom Group Ltd.	3,805	28,720

(Cost $499,369)		269,363

South Korea - 0.7%
Cheil Worldwide, Inc.	416	6,391
Doosan Bobcat, Inc.	306	6,775
KT&G Corp.	686	47,989
Samsung Fire & Marine Insurance Co. Ltd.	181	28,493
SK Telecom Co. Ltd.	229	47,809

(Cost $160,925)		137,457

Spain - 4.5%
ACS Actividades de Construccion y Servicios SA	1,592	39,069
Enagas SA	1,458	35,728
Endesa SA	1,848	51,341
Iberdrola SA	34,402	434,060
Industria de Diseno Textil SA	6,296	177,325
Mapfre SA	6,084	11,555
Naturgy Energy Group SA	1,678	32,430
Red Electrica Corp. SA	2,527	48,430
Repsol SA	8,650	68,504

(Cost $794,868)		898,442

Sweden - 0.1%
Lundin Energy AB
(Cost $26,199)	1,087	26,643

Switzerland - 3.0%
Adecco Group AG	911	47,814
Baloise Holding AG	269	41,973
Swiss Life Holding AG	182	73,734
Swiss Prime Site AG	436	39,390
Swisscom AG	148	82,181
Zurich Insurance Group AG	871	323,076

(Cost $550,351)		608,168

Taiwan - 3.0%
Asia Cement Corp.	12,313	17,835
Catcher Technology Co. Ltd.	4,237	28,953
Chicony Electronics Co. Ltd.	3,000	9,049
Compal Electronics, Inc.	23,525	14,833
CTBC Financial Holding Co. Ltd.	102,204	66,008
Eclat Textile Co. Ltd.	1,000	13,206
Far EasTone Telecommunications Co. Ltd.	9,064	18,936
Feng TAY Enterprise Co. Ltd.	2,273	13,208
First Financial Holding Co. Ltd.	59,832	43,332
Formosa Chemicals & Fibre Corp.	20,143	46,545
Formosa Petrochemical Corp.	6,912	19,317
Formosa Plastics Corp.	21,795	58,087
Formosa Taffeta Co. Ltd.	6,050	6,526
Foxconn Technology Co. Ltd.	5,934	10,557
Globalwafers Co. Ltd.	1,238	16,624
Lite-On Technology Corp.	12,126	19,176
Micro-Star International Co. Ltd.	4,162	19,220
Nien Made Enterprise Co. Ltd.	945	10,886
Novatek Microelectronics Corp.	3,319	27,148
Phison Electronics Corp.	971	9,167
Pou Chen Corp.	14,391	13,586
Powertech Technology, Inc.	3,695	10,880
Shanghai Commercial & Savings Bank Ltd.	18,943	26,986
Standard Foods Corp.	3,041	6,602
Taiwan Cement Corp.	28,293	41,367
Vanguard International Semiconductor Corp.	5,133	16,357
Walsin Technology Corp.	1,762	9,608
Zhen Ding Technology Holding Ltd.	3,607	15,121

(Cost $607,363)		609,120

Thailand - 0.5%
Bangkok Commercial Asset Management PCL, NVDR	10,400	7,786
Land & Houses PCL, NVDR	51,100	12,150

PTT PCL, NVDR	66,700	77,153
Siam Commercial Bank PCL, NVDR	5,300	12,347

(Cost $162,329)		109,436

Turkey - 0.0%
Ford Otomotiv Sanayi AS
(Cost $4,121)	373	4,283

United Arab Emirates - 0.6%
Aldar Properties PJSC	23,808	13,158
Dubai Islamic Bank PJSC	10,699	11,942
Emirates NBD Bank PJSC	14,668	43,128
Emirates Telecommunications Group Co. PJSC	10,324	46,544

(Cost $108,699)		114,772

United Kingdom - 12.6%
3i Group PLC	5,686	71,413
Admiral Group PLC	1,119	39,510
Anglo American PLC	7,096	174,119
Barratt Developments PLC	5,973	42,003
British American Tobacco PLC	13,254	449,429
GlaxoSmithKline PLC	29,126	574,055
Imperial Brands PLC	5,448	91,401
Johnson Matthey PLC	1,127	35,839
Legal & General Group PLC	34,302	99,803
M&G PLC	15,217	35,248
National Grid PLC	20,233	228,431
Rio Tinto Ltd.	2,146	155,533
Rio Tinto PLC	6,520	404,634
Schroders PLC	734	28,481
Severn Trent PLC	1,387	43,308
Standard Life Aberdeen PLC	13,688	43,473

(Cost $2,637,331)		2,516,680

TOTAL COMMON STOCKS (Cost $20,565,378)		19,401,903

PREFERRED STOCKS - 1.6%
Brazil - 0.4%
Itausa SA	25,756	44,274
Telefonica Brasil SA	2,583	22,525

(Cost $93,483)		66,799

Chile - 0.1%
Embotelladora Andina SA, Class B	2,478	5,291
Sociedad Quimica y Minera de Chile SA, Class B	646	20,243

(Cost $25,017)		25,534

South Korea - 1.1%
Hyundai Motor Co.	172	12,597
Hyundai Motor Co. - 2nd Preferred	197	14,660
Samsung Electronics Co. Ltd.	4,730	189,136

(Cost $168,750)		216,393

TOTAL PREFERRED STOCKS (Cost $287,250)		308,726

EXCHANGE-TRADED FUNDS - 0.1%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(c)
(Cost $29,310)	1,400	29,778

SECURITIES LENDING COLLATERAL - 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e)
(Cost $255,676)	255,676	255,676

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)
(Cost $41,548)	41,548	41,548

TOTAL INVESTMENTS - 100.3% (Cost $21,179,162)		$20,037,631
Other assets and liabilities, net - (0.3%)		(58,841)

NET ASSETS - 100.0%		$19,978,790

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(c)
—	92,967	(62,713)	(944)	468	231	—	1,400	29,778
SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e)
237,415	18,261(f)	—	—	—	40	—	255,676	255,676
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)
128,203	452,911	(539,566)	—	—	9	—	41,548	41,548

365,618	564,139	(602,279)	(944)	468	280	—	298,624	327,002

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $240,089, which is 1.2% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$5,521,532	28.0%
Materials	2,175,398	11.0
Energy	2,020,192	10.3
Health Care	1,639,557	8.3
Communication Services	1,571,475	8.0
Industrials	1,546,606	7.8
Utilities	1,507,983	7.7
Consumer Discretionary	1,294,082	6.6
Consumer Staples	957,827	4.8
Real Estate	933,482	4.7
Information Technology	542,495	2.8

Total	$19,710,629	100.0%

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
MSCI EAFE Futures	USD	2	$180,495	$190,010	9/18/2020	$9,515
MINI S&P/TSX 60 Futures	CAD	1	35,137	37,952	9/17/2020	2,815

Total unrealized appreciation						$12,330

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity rate contracts risk exposure as of August 31, 2020.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$19,401,903	$—	$—	$19,401,903
Preferred Stocks(h)	308,726	—	—	308,726
Exchange-Traded Funds	29,778	—	—	29,778
Short-Term Investments(h)	297,224	—	—	297,224
Derivatives(i)
Futures Contracts	12,330	—	—	12,330

TOTAL	$20,049,961	$—	$—	$20,049,961

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.